LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Debt Disclosure [Abstract]
Amounts Outstanding Under Notes Payable

Amounts outstanding under notes payable consisted of the following:

		As of
	As of	January 3,
(in thousands)	April 4, 2021	2021
Note payable – IO notes	$23,567	$23,106
Capital lease	8,448	8,967
Other	1,545	1,509
Total notes payable	33,560	33,582
Less: current portion	(8,142)	(9,018)
Long term portion of notes payable	$25,418	$24,564

Amounts outstanding under notes payable consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Note payable — IO notes	$23,106	$33,700
Capital lease	8,967	6,055
Other	1,509	29
Total notes payable	33,582	39,784
Less: current portion	(9,018)	(7,984)
Long term portion of notes payable	$24,564	$31,800